Committed License Fees and Minimum Guarantees Against Future Royalties Set Forth in Significant License Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Guarantor Obligations [Line Items]
In 2013	$ 289
After 2013	7,200
Contractual Obligation, Total	7,489
License Fees
Guarantor Obligations [Line Items]
In 2013	189
After 2013	5,700
Contractual Obligation, Total	5,889
Royalty Payments
Guarantor Obligations [Line Items]
In 2013	100
After 2013	1,500
Contractual Obligation, Total	$ 1,600